CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Prepaid expenses	$ 3,592,000	$ 2,109,000		$ 1,722,000
Current assets	45,588,000	38,750,000		18,489,000
TOTAL ASSETS	144,307,000	134,637,000		99,744,000
Current Liabilities
Current liabilities	613,691,000	569,496,000		138,049,000
Total liabilities	618,176,000	573,888,000		440,100,000
Commitments and contingencies - Note 19
Stockholders' Equity:
Common Stock, Value, Issued	3,000	3,000		3,000
Additional paid-in capital	5,184,000	5,184,000		5,184,000
Retained earnings	(479,056,000)	(444,438,000)		(345,543,000)
Total stockholders' (deficit) equity	(473,869,000)	(439,251,000)	$ (363,796,000)	(340,356,000)	$ (284,553,000)
Total liabilities and stockholders' (deficit) equity	144,307,000	134,637,000		99,744,000
Mudrick Capital Acquisition Corporation [Member]
Current Assets
Cash	12,639	208,536	419,667	535,946	24,945
Prepaid income taxes	0	95,275		0
Prepaid expenses	54,375	3,966		52,295
Current assets	67,014	307,777		588,241
Investments held in Trust Account	71,786,097	215,385,757		212,916,691
TOTAL ASSETS	71,853,111	215,693,534		213,504,932
Current Liabilities
Accounts payable and accrued expenses	2,671,103	334,619		201,392
Income taxes payable	32,732	0		555,449
Convertible promissory note - related party	600,000	0
Current liabilities	3,303,835	334,619		756,841
Deferred underwriting fees	7,280,000	7,280,000		7,280,000
Total liabilities	10,583,835	7,614,619		8,036,841
Commitments and contingencies - Note 19
Class A common stock subject to possible redemption, $0.0001 par value; 5,571,215 and 20,106,823 shares as of March 31, 2020 and December 31, 2019, respectively (at redemption value of $10.10 per share)		203,078,914		200,468,083
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding as of March 31, 2020 and December 31, 2019
Additional paid-in capital	3,302,226	711,409		3,322,214
Retained earnings	1,697,124	4,288,003		1,677,179
Total stockholders' (deficit) equity	5,000,004	5,000,001	$ 5,000,009	5,000,008	$ 22,216
Total liabilities and stockholders' (deficit) equity	71,853,111	215,693,534		213,504,932
Mudrick Capital Acquisition Corporation [Member] | Class A common stock
Current Liabilities
Class A common stock subject to possible redemption, $0.0001 par value; 5,571,215 and 20,106,823 shares as of March 31, 2020 and December 31, 2019, respectively (at redemption value of $10.10 per share)	56,269,272	203,078,914
Stockholders' Equity:
Common Stock, Value, Issued	134	69		95
Mudrick Capital Acquisition Corporation [Member] | Common Class B [Member]
Stockholders' Equity:
Common Stock, Value, Issued	$ 520	$ 520		$ 520